Common Stock (Schedule of Stock by Class) (Details) (USD $)	0 Months Ended	8 Months Ended
	Sep. 10, 2012	Sep. 30, 2012	Oct. 31, 2012
Class of Stock [Line Items]
Common stock, shares outstanding		374,760	2,824,010
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs		$ (2,036,000)
Proceeds from issuance of common stock		1,125,000
Common Stock, Dividends, Per Share Per Day, Declared	$ 0.00452054795
Common Stock, Short-term Trading Fee, Percentage of Aggregate Net Asset Value of Shares Repurchased		2.00%
Stock Repurchase Program, Quarterly Authorized Amount as a Percentage of Net Asset Value		1.25%
Stock Repurchase Program, Annual Authorized Amount as a Percentage of Net Asset Value		5.00%
Common Stock [Member]
Class of Stock [Line Items]
Proceeds from Issuance or Sale of Equity		9,000,000
Share Price	$ 25.00	$ 25
Minimum [Member]
Class of Stock [Line Items]
Proceeds from issuance of common stock		1,200,000,000
One Year [Member] | Minimum [Member]
Class of Stock [Line Items]
Repurchase Price, Share Repurchase Program		$ 23.13
One Year [Member] | Maximum [Member]
Class of Stock [Line Items]
Repurchase Price, Share Repurchase Program, Percentage of Value of Capital Paid		92.50%
Two Years [Member] | Minimum [Member]
Class of Stock [Line Items]
Repurchase Price, Share Repurchase Program		$ 23.75
Two Years [Member] | Maximum [Member]
Class of Stock [Line Items]
Repurchase Price, Share Repurchase Program, Percentage of Value of Capital Paid		95.00%
Three Years [Member] | Minimum [Member]
Class of Stock [Line Items]
Repurchase Price, Share Repurchase Program		$ 24.38
Three Years [Member] | Maximum [Member]
Class of Stock [Line Items]
Repurchase Price, Share Repurchase Program, Percentage of Value of Capital Paid		97.50%
Four Years [Member] | Minimum [Member]
Class of Stock [Line Items]
Repurchase Price, Share Repurchase Program		$ 25.00
Four Years [Member] | Maximum [Member]
Class of Stock [Line Items]
Repurchase Price, Share Repurchase Program, Percentage of Value of Capital Paid		100.00%
Additional Paid-in Capital
Class of Stock [Line Items]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs		(2,036,000)
Common Stock [Member]
Class of Stock [Line Items]
Accounts Payable, Current		$ 1,000,000